Share Capital And Warrants - Summary of Outstanding Warrants (Details) - Warrants	12 Months Ended
Dec. 31, 2024 Warrant $ / shares
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 26.21
Warrants outstanding and exercisable, Number of warrants | Warrant	118,400
Warrants outstanding and exercisable, Weighted average contractual life (years)	2 years 7 months 6 days
Financial Services
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 45.98
Warrants outstanding and exercisable, Number of warrants | Warrant	54,400
Warrants outstanding and exercisable, Weighted average contractual life (years)	4 years 6 months
Acquired From Inner Spirit [Member]
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 9.4
Warrants outstanding and exercisable, Number of warrants | Warrant	64,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	1 year